Transactions with related parties - Statements of comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Charter hire commissions	$ 1,983	$ 1,860	$ 1,632
Executive services fee	583	581	568
Administrative services fee	120	120	120
Management fees	$ 6,599	$ 6,389	$ 6,203